Summary of Significant Accounting Policies (Details) - Schedule of Potentially Anti-Dilutive Shares Excluded from Diluted Net Loss Per Share (Parentheticals) - Interest rate [Member]	Mar. 31, 2024
Convertible 12% promissory note warrants [Member]
Schedule of Potentially Anti-Dilutive Shares Excluded from Diluted Net Loss Per Share [Line Items]
Interest rate	12.00%
Convertible 12% promissory notes [Member]
Schedule of Potentially Anti-Dilutive Shares Excluded from Diluted Net Loss Per Share [Line Items]
Interest rate	12.00%